Comprehensive Income (Loss)	3 Months Ended
Mar. 31, 2011
Comprehensive Income (Loss)
Comprehensive Income (Loss)

(5) Comprehensive Income (Loss)

Comprehensive income (loss) consists of the following:

	Three Months Ended March 31,
In millions	2011	2010
Net income (loss)	$9.3	$(9.1)
Other comprehensive income (loss), net of tax:
Net translation adjustment	23.2	(10.5)
Net unrealized gain on available-for-sale securities	4.6	9.5
Hedging instruments	22.9	0.7
Net actuarial loss, prior service credit, and transition obligation	(0.2)	—

Other comprehensive income (loss), net of tax	50.5	(0.3)

Total comprehensive income (loss)	59.8	(9.4)
Net income attributable to noncontrolling interests	(13.8)	(0.5)
Net translation adjustment attributable to noncontrolling interests	(1.2)	(1.1)

Comprehensive income (loss) attributable to MEMC stockholders	$44.8	$(11.0)